Stockholders' Equity (Details) $ / shares in Units, $ in Thousands	1 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2019 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Feb. 10, 2021 shares	Nov. 20, 2020 shares	Oct. 20, 2020 $ / shares	Jun. 30, 2020 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized				880,000,000
Common stock, shares issued		412,963,780	412,963,780	412,963,780
Common stock, shares outstanding		400,000,000	400,000,000	400,000,000
Stock shares issued during the period for services value | $				$ 4,748
In Process Research and Development [member]
Class of Stock [Line Items]
Stock shares issued during the period for services share				13,963,780
Stock shares issued during the period for services value | $				$ 4,700
Share price | $ / shares				$ 0.34
Discount rate used to discount the value of common stock				40.00%
Common Stock Shares Convertible From One Class To Another [member]
Class of Stock [Line Items]
Common stock shares convertible from one class to another conversion ratio						1
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares authorized		1,174,094,678	1,174,094,678	880,000,000
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		118,869,102	118,869,102	118,869,102
Common stock, shares outstanding		118,869,102	118,869,102	118,869,102
Common stock shares voting rights			one vote
Class A Common Stock | Two Shareholders [member]
Class of Stock [Line Items]
Percentage of the common stock shares outstanding owned by the shareholders		95.00%	95.00%
Class A Common Stock | Founder [Member]
Class of Stock [Line Items]
Common stock, shares outstanding						281,130,898
Class B Common Stock
Class of Stock [Line Items]
Common stock, shares authorized		1,174,094,678	1,174,094,678	294,094,678
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		294,094,678	294,094,678	294,094,678
Common stock, shares outstanding		294,094,678	294,094,678	294,094,678
Common stock shares voting rights			ten votes
Class B Common Stock | Founder [Member]
Class of Stock [Line Items]
Percentage of the common stock shares outstanding owned by the shareholders		100.00%	100.00%
Number of days after terination of the founders relationship with the company within which the repurchase opton shall be excercised	120 days
Reduction in the number of shares subject to repurchase	5,154,066
Number of shares authorized for repurchase		92,773,196	92,773,196
Class B Common Stock | Share Exchange [member] | Founder [Member]
Class of Stock [Line Items]
Common stock, shares outstanding						294,094,678
Class B Common Stock | Forecast [Member] | Maximum [Member] | Prospective Conversion Of Class B Common Stock Into Class A Common Stock [member] | Founder [Member]
Class of Stock [Line Items]
Temporary equity shares outstanding						220,571,000
Series A Redeemable Convertible Preferred Stock [Member] | Founder [Member]
Class of Stock [Line Items]
Common stock, shares outstanding						12,963,780
Panacea Acquisition Corp
Class of Stock [Line Items]
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common stock issued and outstanding percentage		20.00%
Stockholders equity, description		Redemption of warrants when the price per share of Class common stock equals or exceeds $10.00 — Commencing ninety days after the warrants become exercisable, the Company may redeem the outstanding Public Warrants: • in whole and not in part; • at a price of $0.10 per warrant provided that holders will be able to exercise their warrants prior to redemption and receive that number of shares of Class A common stock determined based on the redemption date and the “fair market value” of the Company’s Class A common stock; • upon a minimum of 30 days’ prior written notice of redemption; • if, and only if, the last reported sale price of the Company’s Class A common stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; • if, and only if, there is an effective registration statement covering the issuance of the shares of Class A common stock issuable upon exercise of the warrants and a current prospectus relating thereto is available throughout the 30-day period after the written notice of redemption is given.
Business combination price per share (in Dollars per share) | $ / shares		$ 9.20	$ 9.20
Equity interest percentage		60.00%	60.00%
Market value price per share (in Dollars per share) | $ / shares		$ 9.20	$ 9.20
Fair market value percentage		115.00%	115.00%
Share price (in Dollars per share) | $ / shares		$ 18.00	$ 18.00
Market value issuance, percentage		180.00%	180.00%
Panacea Acquisition Corp | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								5,000,000
Preferred stock, par value (in Dollars per share) | $ / shares								$ 0.0001
Panacea Acquisition Corp | Class A Common Stock
Class of Stock [Line Items]
Common stock, shares authorized		500,000,000	500,000,000
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares issued		1,141,951	1,141,951
Common stock, shares outstanding		1,141,951	1,141,951		216,650,055
Common stock subject to possible redemption		13,720,549	13,720,549
Stockholders equity, description		Redemptions of warrants when the price of Class A common stock equals or exceeds $18.00 — Once the warrants become exercisable, the Company may redeem the Public Warrants: • in whole and not in part; • at a price of $0.01 per warrant; • upon not less than 30 days’ prior written notice of redemption, or the 30-day redemption period, to each warrant holder; and • if, and only if, the reported last sale price of the Company’s Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Warrant price per share (in Dollars per share) | $ / shares		$ 18.00	$ 18.00
Share price (in Dollars per share) | $ / shares							$ 10.00
Panacea Acquisition Corp | Class B Common Stock
Class of Stock [Line Items]
Common stock, shares authorized		20,000,000	20,000,000
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares issued		3,593,750	3,593,750
Common stock, shares outstanding		3,593,750	3,593,750		1,000,000